Subsequent Events (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 06, 2017	Jan. 31, 2017	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation arrangement by share-based payment award, options, grants for services							232,000
Issuance of common stock			$ 15,000	$ 75,000	$ 60,000			$ 1,000,000
Shares issued during period, shares				470,000	210,000
Subsequent Event [Member]
Sale of stock, price per share						$ 0.29
Stock issued during period, value, issued for services							$ 948,000
Stock issued during period, shares, issued for services						6,153,684
Subsequent Event [Member] | License Agreement [Member] | LipoMedics, Inc [Member]
Issuance of common stock	$ 250,000
Shares issued during period, shares	862,068
Maximum success based milestone value	$ 90,000,000
Revenue recognition, milestone method, milestone	For up to and including three Licensed Products, Lipomedics shall pay to Marina a milestone (collectively the “Sales Milestones”) of Ten Million Dollars ($10,000,000) upon reaching Commercial Sales in the Territory in any given twelve month period equal to or greater than Five Hundred Million Dollars ($500,000,000) for a given Licensed Product and of Twenty Million Dollars ($20,000,000) upon reaching Commercial Sales in any given twelve month period equal to or greater than One Billion Dollars ($1,000,000,000) for such Licensed Product, such payments to be made within thirty (30) days following the month in which such Commercial Sale targets are met. For clarity’s sake, the aggregate amount of Sales Milestones paid hereunder may not exceed in any event Ninety Million Dollars ($90,000,000). There are no milestone payments for Licensed Products for fourth or beyond. Lipomedics is developing next generation paclitaxel nanomedicine which include Abraxane that has achieved billion dollar sales.
Subsequent Event [Member] | License Agreement [Member] | LipoMedics, Inc [Member] | Common Stock [Member]
Issuance of common stock	$ 500,000
Sale of stock, price per share	$ 0.29
Subsequent Event [Member] | Stock Purchase Agreement [Member] | LipoMedics, Inc [Member]
Issuance of common stock	$ 250,000
Sale of stock, price per share	$ 0.29
Subsequent Event [Member] | Stock Purchase Agreement [Member] | LipoMedics, Inc [Member] | Minimum [Member]
Sale of stock, price per share	$ 0.29
Subsequent Event [Member] | Stock Purchase Agreement [Member] | LipoMedics, Inc [Member] | Common Stock [Member]
Issuance of common stock	$ 500,000
Subsequent Event [Member] | Directors and Officers [Member]
Share-based compensation arrangement by share-based payment award, options, grants for services		243,000
Stock options vesting period		1 year
Stock options exercise price		$ 0.17
Stock option, expiration period		5 years
Subsequent Event [Member] | Consultant [Member]
Stock issued during period, shares, issued for services						300,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Consultant [Member]
Sale of stock, price per share						$ 0.14
Stock issued during period restricted stock award, shares						100,000